Right-of-use assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Right-of-use assets

16.  Right-of-use assets

Closing balances of right-of-use assets as of 31 December 2022 and 31 December 2021 and depreciation and amortization expenses for the years ended 31 December 2022 and 31 December 2021 are as follows:

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2022	3,365,539	698,361	550,798	303,359	229,882	5,147,939	101,887	1,037,576	1,139,463	6,287,402
Depreciation and amortization charge for the year	(1,509,534)	(167,666)	(656,457)	(113,933)	(198,856)	(2,646,446)	(52,795)	(118,613)	(171,408)	(2,817,854)
Balance at 31 December 2022	2,817,713	692,471	137,618	182,387	204,070	4,034,259	218,770	635,095	853,865	4,888,124

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2021	3,164,707	787,408	536,723	379,838	277,932	5,146,608	67,776	843,580	911,356	6,057,964
Depreciation and amortization charge for the year	(1,533,051)	(167,312)	(674,374)	(113,338)	(203,611)	(2,691,686)	(44,576)	(97,601)	(142,177)	(2,833,863)
Balance at 31 December 2021	3,365,539	698,361	550,798	303,359	229,882	5,147,939	101,887	1,037,576	1,139,463	6,287,402

As at 31 December 2022, the Company has additions to right-of-use assets amounting to TL 2,315,038 (31 December 2021: TL 3,247,709) and interest expense on lease liabilities amounting to TL 552,931 (31 December 2021: TL 701,866). Depreciation and amortization expenses amounting to TL 2,817,854 (31 December 2021: TL 2,833,863) are recognized in cost of revenues.